CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income for the year	$ (23,407)	$ 7,371	$ 212
Items that will be reclassified subsequently to profit or loss
Exchange differences arising from translating financial statements of foreign operations	1,136	(6,217)	7,219
Reclassification adjustment for exchange differences to consolidated statements of operations for subsidiaries deconsolidated	9		215
Net exchange difference	1,145	(6,217)	7,434
Fair value (loss) gain on securities at fair value through other comprehensive income	(920)	(57)	150
Reclassification of impairment charge to consolidated statements of operations		219	(97)
Net fair value (loss) gain on securities at fair value through other comprehensive income	(920)	162	53
Other comprehensive (loss) income	225	(6,055)	7,487
Total comprehensive (loss) income for the year	(23,182)	1,316	7,699
Comprehensive (gain) loss attributable to non-controlling interests	(382)	243	233
Comprehensive (loss) income attributable to owners of the parent company	$ (23,564)	$ 1,559	$ 7,932